CORPORATE TRANSACTIONS - Schedule of Assets And Liabilities Held for Sale (Details) - Nevada Assets - Disposal groups classified as held for sale $ in Thousands	Oct. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 11,234
Inventories	61,881
Mineral properties, plant and equipment	73,098
Other assets	12,330
Total assets	158,543
Reclamation and closure cost provisions	14,129
Deferred income tax liabilities	6,157
Other liabilities	9,747
Total liabilities	30,033
Net assets	$ 128,510